COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total client margin asset	$ 5,760,418,260	$ 3,317,028,071
Fulfillment of client margin financings	46,720,095	68,484,571
Fulfillment of client short sales	58,876,336	35,430,753
Securities lending to other brokers	1,330,623,661	923,830,433
Asset pledged as collateral with right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral repledged	$ 1,436,220,092	$ 1,027,745,757